CONSOLIDATED FINANCIAL STATEMENT DETAILS - Property, plant and equipment (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 19, 2018	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Oct. 02, 2018
Property, plant and equipment
Balance, beginning of period		$ 5,519.1
Capitalized interest		47.4	$ 41.5
Balance, end of period		6,340.0	5,519.1
Amount included above as at December 31, 2018:
Assets under construction		747.0	783.5
Assets not being depreciated		$ 1,287.6	$ 1,316.8
Capitalized interest, weighted average borrowing rate		5.49%	5.62%
Right of use assets		$ 54.1
Right-of-use assets for lease arrangements entered		22.7
Depreciation for leased right-of-use assets		11.5
MDO | La Coipa Phase 7 mining concessions
Amount included above as at December 31, 2018:
Percentage of equity interest acquired	50.00%
KGBM | Bald Mountain Exploration LLC
Amount included above as at December 31, 2018:
Percentage of equity interest acquired					50.00%
Cost
Property, plant and equipment
Balance, beginning of period		18,014.2	$ 16,701.7
Additions		1,274.0	1,086.5
Acquisitions			339.9
Capitalized interest		47.4	41.5
Disposals		(69.9)	(157.7)
Other		3.3	2.3
Balance, end of period		19,269.0	18,014.2
Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period		(12,495.1)	(11,814.5)
Depreciation, depletion and amortization		(853.5)	(825.5)
Reversals of impairment charges		361.8
Disposals		60.5	146.4
Other		(2.7)	(1.5)
Balance, end of period		(12,929.0)	(12,495.1)
IFRS 16
Amount included above as at December 31, 2018:
Right of use assets				$ 42.9
Land, plant and equipment
Property, plant and equipment
Balance, beginning of period		3,482.1
Acquisitions	$ 65.1
Balance, end of period		3,600.9	3,482.1
Amount included above as at December 31, 2018:
Assets under construction		308.8	495.0
Assets not being depreciated		538.3	719.1
Land, plant and equipment | Cost
Property, plant and equipment
Balance, beginning of period		9,184.2	8,374.7
Additions		607.5	629.4
Acquisitions			274.8
Capitalized interest		14.7	23.8
Disposals		(69.9)	(115.7)
Other		(21.5)	(2.8)
Balance, end of period		9,715.0	9,184.2
Land, plant and equipment | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period		(5,702.1)	(5,308.4)
Depreciation, depletion and amortization		(572.9)	(508.5)
Reversals of impairment charges		102.4
Disposals		60.5	106.5
Other		(2.0)	8.3
Balance, end of period		(6,114.1)	(5,702.1)
Development and operating properties
Property, plant and equipment
Balance, beginning of period		2,023.6
Balance, end of period		2,725.7	2,023.6
Amount included above as at December 31, 2018:
Assets under construction		438.2	288.5
Assets not being depreciated		735.9	584.3
Development and operating properties | Cost
Property, plant and equipment
Balance, beginning of period		8,816.6	8,311.5
Additions		666.5	457.1
Acquisitions			65.1
Capitalized interest		32.7	17.7
Disposals			(39.9)
Other		24.8	5.1
Balance, end of period		9,540.6	8,816.6
Development and operating properties | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period		(6,793.0)	(6,506.1)
Depreciation, depletion and amortization		(280.6)	(317.0)
Reversals of impairment charges		259.4
Disposals			39.9
Other		(0.7)	(9.8)
Balance, end of period		(6,814.9)	(6,793.0)
Pre-development properties
Property, plant and equipment
Balance, beginning of period		13.4
Balance, end of period		13.4	13.4
Amount included above as at December 31, 2018:
Assets not being depreciated		13.4	13.4
Pre-development properties | Cost
Property, plant and equipment
Balance, beginning of period		13.4	15.5
Disposals			(2.1)
Balance, end of period		13.4	13.4
Exploration and evaluation assets
Property, plant and equipment
Balance, beginning of period		230.7
Acquisitions		0.0	65.1
Transferred to capitalized development			0.0
Disposals			(2.0)
Balance, end of period		251.4	230.7
Amount included above as at December 31, 2018:
Exploration and evaluation expenses, capitalised		20.7	3.1
Exploration and evaluation expenses		$ 17.4	$ 11.5